Employee retirement benefits and severance payment allowance (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Employee Retirement Benefits And Severance Payment Allowance Details Narrative
Contributions to mandatory retirement plan	$ 264	$ 255	$ 267
Mandatory severance pay allowance	$ 437	$ 396	$ 297